Transactions With Related Parties - Management Fees (Tables) (Details) (Management Agreement with Tsakos Energy Management Limited, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Management Agreement with Tsakos Energy Management Limited
Related Party Transaction [Line Items]
July to December 2013	$ 8,006
2014	16,055
2015	16,055
2016	15,951
2017	15,930
2018 to 2023	87,615
Total	$ 159,612